Equity Incentive Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Number of Options
Number of Options, Beginning balance	2,202,712	1,936,191
Number of Options, Granted	681,713	647,750
Number of Options, Exercised	(217,047)	(124,624)
Number of Options, Forfeited	(72,454)	(94,701)
Number of Options, Expired	(25,531)	(161,904)
Number of Options, Ending balance	2,569,393	2,202,712
Number of Options, Exercisable	1,333,663	1,180,913
Number of Options, Vested and expected to vest	2,408,183	2,067,549
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 3.84	$ 2.08
Weighted Average Exercise Price, Granted	$ 11.38	$ 8.16
Weighted Average Exercise Price, Exercised	$ 4.14	$ 1.76
Weighted Average Exercise Price, Forfeited	$ 7.74	$ 2.40
Weighted Average Exercise Price, Expired	$ 2.53	$ 1.92
Weighted Average Exercise Price, Ending balance	$ 5.75	$ 3.84
Weighted Average Exercise Price, Exercisable	$ 2.98	$ 2.24
Weighted Average Exercise Price, Vested and expected to vest	$ 5.47	$ 3.68
Weighted Average Remaining Contractual Term, Outstanding	7 years 5 months 16 days	7 years 1 month 28 days
Weighted Average Remaining Contractual Term, Exercisable	6 years 0 months 33 days	5 years 8 months 23 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	7 years 4 months 6 days	7 years 11 days
Aggregate Intrinsic Value, Ending balance	$ 79,336	$ 10,843
Aggregate Intrinsic Value, Exercisable	44,876	7,710
Aggregate Intrinsic Value, Vested and expected to vest	$ 75,030	$ 10,549